CASH AND CASH EQUIVALENTS AND RESTRICTED CASH - Cash and cash equivalent and restricted cash denominated in foreign currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	¥ 19,177,992	¥ 10,727,514
RMB
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	17,605,127	9,621,499
USD
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	1,557,373	1,095,713
HKD
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	7,314	2,763
EUR
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	1,957	2,055
Others
Cash and cash equivalent and restricted cash of the group
Cash and cash equivalents	¥ 6,221	¥ 5,484